CONTRIBUTED EQUITY, Issued Capital (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
CONTRIBUTED EQUITY [Abstract]
559,030,352 fully paid ordinary shares (2017: 454,030,352) (2016: 397,808,129)	$ 40,483,348	$ 28,512,793	$ 24,908,762
Fully paid ordinary shares outstanding (in shares)	559,030,352	454,030,352	397,808,129